UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Legg Mason International Equities
Address: Legg Mason Investment Management Services
         3rd Floor King William Street
         London, England  EC2N 7BE

13F File Number:  28-6251

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paula Marsh
Title:     Compliance Officer
Phone:     44-20-7500-5911

Signature, Place, and Date of Signing:

     Paula Marsh     London, England     November 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $492,572 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-1700                       Legg Mason, Inc.
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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    38525   830992 SH       DEFINED 1              830992        0        0
AU OPTRONICS CORP              SPONSORED ADR    002255107    20705  1822561 SH       DEFINED 1             1822561        0        0
BBVA BANCO FRANCES S A         SPONSORED ADR    07329M100     4902  1027500 SH       DEFINED 1             1027500        0        0
CHINA MED TECHNOLOGIES INC     SPONSORED ADR    169483104     2239    68700 SH       DEFINED 1               68700        0        0
COMPANHIA PARANAENSE ENERG C   SPON ADR PFD     20441B407        1        1 SH       DEFINED 1                   1        0        0
COMPANHIA VALE DO RIO DOCE     SPON ADR PFD     204412100    73968  4178973 SH       DEFINED 1             4178973        0        0
EMBRAER-EMPRESA BRASILEIRA D   SP ADR COM SHS   29081M102    12352   457298 SH       DEFINED 1              457298        0        0
GAMMON GOLD INC                COM              36467T106    37865  5116761 SH       DEFINED 1             5116761        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106      473    49300 SH       DEFINED 1               49300        0        0
ISHARES INC                    MSCI TAIWAN      464286731    11998  1110837 SH       DEFINED 1             1110837        0        0
MECHEL OAO                     SPONSORED ADR    583840103    35667  1985863 SH       DEFINED 1             1985863        0        0
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109    61176  1092230 SH       DEFINED 1             1092230        0        0
NET SERVICOS DE COMUNICACAO    SPONSD ADR NEW   64109T201       54     6100 SH       DEFINED 1                6100        0        0
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR    68370R109       43     2100 SH       DEFINED 1                2100        0        0
PETROLEO BRASILEIRO SA PETRO   SP ADR NON VTG   71654V101    53607  1432564 SH       DEFINED 1             1432564        0        0
SATYAM COMPUTER SERVICES LTD   ADR              804098101    11576   716740 SH       DEFINED 1              716740        0        0
SHINHAN FINANCIAL GROUP CO L   SPN ADR RESTRD   824596100      848    11900 SH       DEFINED 1               11900        0        0
SK TELECOM LTD                 SPONSORED ADR    78440P108    23279  1236900 SH       DEFINED 1             1236900        0        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100    10427  1112750 SH       DEFINED 1             1112750        0        0
TAM SA                         SP ADR REP PFD   87484D103    57760  3062525 SH       DEFINED 1             3062525        0        0
TATA MTRS LTD                  SPONSORED ADR    876568502     3908   510147 SH       DEFINED 1              510147        0        0
TONGJITANG CHINESE MED CO      SPON ADR         89025E103      307   123734 SH       DEFINED 1              123734        0        0
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107    29096   288300 SH       DEFINED 1              288300        0        0
WSP HOLDINGS LIMITED           ADR              92934F104     1796   285018 SH       DEFINED 1              285018        0        0
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